Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details)							12 Months Ended
	Mar. 19, 2019 USD ($)	Feb. 25, 2019 USD ($)	Feb. 22, 2019 USD ($) shares	Feb. 16, 2019 USD ($)	Jan. 31, 2019 USD ($) shares	Jan. 17, 2018 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Debt Conversion, Original Debt, Amount							$ 29,320
Notes Payable, Current							49,563	$ 0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Issues							74,848	175,703
Redemption of Redstart Series C Preferred Shares #2 [Member] | Subsequent Event [Member] | Convertible Debt [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares					68,000
Payments for Repurchase of Redeemable Preferred Stock					$ 101,810.55
Redemption of Redstart Series C Preferred Shares #1 [Member] | Subsequent Event [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Payments for Repurchase of Redeemable Preferred Stock			$ 51,145
Redemption of Redstart Series C Preferred Shares #1 [Member] | Subsequent Event [Member] | Convertible Debt [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares			73,000
Payments for Repurchase of Redeemable Preferred Stock			$ 106,144.92
Future Receivable Sale Agreement with Knight Capital Funding [Member] | Subsequent Event [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Debt Instrument, Face Amount		$ 153,092
Proceeds from Issuance of Debt		$ 104,500
Debt Instrument, Number of Payments		154
Debt Instrument, Periodic Payment		$ 994
Power Up Lending Group, LTD #4 [Member] | Subsequent Event [Member] | Convertible Debt [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Debt Instrument, Face Amount				$ 55,000.00
Original Issue Discount				10,000.00
Payments of Debt Issuance Costs				$ 3,000.00
Debt Conversion, Description				The Note is convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 20%. The OID on this issue that is paid out of proceeds allows a lower purchase price if the Company purchases this liability.
Power Up Lending Group, LTD #5 [Member] | Subsequent Event [Member] | Convertible Debt [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Debt Instrument, Face Amount	$ 55,000.00
Original Issue Discount	10,000.00
Payments of Debt Issuance Costs	$ 3,000.00
Debt Conversion, Description	The Note is convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 20%.
Convertible Debt [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Debt Instrument, Face Amount							219,000	203,000
Original Issue Discount							9,000	8,000
Convertible Debt [Member] | Blackbridge [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Debt Instrument, Face Amount								100,000
Debt Conversion, Original Debt, Amount						$ 14,575		$ 110,270
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares						12,500,000		5,419,670
Notes Payable, Current							78,150
Original Issue Discount								$ 0
Convertible Debt [Member] | Power Up Lending Group, LLC [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Debt Instrument, Face Amount								58,000
Debt Conversion, Original Debt, Amount								$ 59,815
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares								2,556,528
Original Issue Discount								$ 3,000
Embedded Derivative Financial Instruments [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Issues							78,000
Embedded Derivative Financial Instruments [Member] | Power Up Lending Group, LLC [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Issues							$ 78,000
Securities Purchase Agreement [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Common Stock Authorized to be Sold, Value								5,000,000
Securities Purchase Agreement [Member] | Note Issued as Commitment Fee [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Debt Instrument, Face Amount								150,000
Securities Purchase Agreement [Member] | Convertible Debt [Member]
Note 14 - Convertible Debt and Derivative Liabilities on Other Notes (Details) [Line Items]
Debt Instrument, Face Amount								$ 100,000